Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Total notes payable	$ 25,013	$ 710,768
Less: notes payable - current portion	25,013	538,731
Notes payable, noncurrent		172,037
Tractor Loan [Member]
Short-term Debt [Line Items]
Total notes payable	$ 25,013	49,156
PPP Loan [Member]
Short-term Debt [Line Items]
Total notes payable		$ 661,612